OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other current assets
	As of December 31,
	2 0 2 3	2 0 2 2

Prepaid expenses	10,999	9,107
Governmental institutions	3,682	2,889
Governments grants receivables	662	1,416
Hedging derivative	1,229	-
Other	512	115
	17,084	13,527